STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Stock Issued for Services [Member] Additional Paid-in Capital [Member]	Stock Issued for Services [Member]	Warrant [Member] Series C Preferred Stock [Member]	Warrant [Member] Additional Paid-in Capital [Member]	Warrant [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member]	President [Member] Common Stock [Member]	President [Member] Additional Paid-in Capital [Member]	President [Member]	Common Stock [Member] Bridge Loan [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Bridge Loan [Member]	Additional Paid-in Capital [Member] Embedded Derivative Financial Instruments [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Bridge Loan [Member]	Embedded Derivative Financial Instruments [Member]	Total
Beginning Balance at Dec. 31, 2012																			$ 8,166			$ 833,647	$ (3,905,159)			$ (3,063,346)
Beginning Balance (in Shares) at Dec. 31, 2012																			8,166,238
Common stock issued for services		44,751																	22			44,729				44,751
Common stock issued for services (in Shares)		21,412																	21,412
Common stock issued in settlement and payment of debt															93	228,415	228,508	9		18,668				18,677
Common stock issued in settlement and payment of debt (in Shares)															93,061			8,941
Sale of common stock																			122			247,052	247,174
Sale of common stock (in Shares)																			122,449							122,449
Fair value of vested options																						3,247,187				3,247,187
Preferred stock dividend																							(297,215)			(297,215)
Net loss																							(9,804,631)			(9,804,631)
Beneficial conversion feature in connection with note payable																						20,000				20,000
Beneficial conversion feature and warrants issued in connection with the Series C Preferred Stock																						2,404,830				2,404,830
Fair value of warrants issued	916,677	916,677					1,074,833	1,074,833
Ending Balance at Dec. 31, 2013																			8,412			9,036,038	(14,007,005)			(4,962,555)
Ending Balance (in Shares) at Dec. 31, 2013																			8,412,101							8,412,101
Common stock issued for services																			654			1,634,346				1,635,000
Common stock issued for services (in Shares)																			654,000
Common stock issued in settlement and payment of debt																			26			64,974				65,000
Common stock issued in settlement and payment of debt (in Shares)																			26,000
Common stock issued upon conversion of preferred stock and accrued dividends						59	88,841	88,900	578	1,062,753	1,063,331	494	997,032	997,526
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)						59,267			577,901			493,818
Donated capital																						87,500				87,500
Sale of common stock																			956			1,968,454				1,969,410
Sale of common stock (in Shares)																			956,179							956,179
Fair value of vested options																						4,193,425				4,193,425
Preferred stock dividend																							(300,359)			(300,359)
Net loss																							(8,473,040)			(8,473,040)
Fair value of warrants issued																						52,800				52,800
Ending Balance at Dec. 31, 2014																			11,179			19,186,163	(22,780,404)			(3,583,062)
Ending Balance (in Shares) at Dec. 31, 2014																			11,179,266							11,179,266
Common stock issued for services																			370			928,530				928,900
Common stock issued for services (in Shares)																			370,000
Reclassify fair value of derivative liability from equity				(4,097,444)	(4,097,444)																(1,242,590)				(1,242,590)
Common stock issued upon conversion of preferred stock and accrued dividends						212	317,288	317,500
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)						211,668
Sale of common stock																			1,399			3,040,814				3,042,213
Sale of common stock (in Shares)																			1,398,760
Fair value of vested options																						798,789				798,789
Preferred stock dividend																						(79,395)				(79,395)
Net loss																							(3,052,906)			(3,052,906)
Ending Balance at Mar. 31, 2015																			$ 13,160			$ 18,852,156	$ (25,833,311)			$ (6,967,995)
Ending Balance (in Shares) at Mar. 31, 2015																			13,159,694							13,159,694